Schedule of Acquisition of Senior Living Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jul. 18, 2012 BPM Portfolio		Nov. 01, 2012 Utah Portfolio		Dec. 27, 2012 Texas Portfolio - Courtyards		Dec. 31, 2012 Senior Living Real Estate
Investments in real estate, net of accumulated depreciation	$ 169,473		$ 126,201		$ 18,466		$ 19,400		$ 164,067
Resident lease intangibles, net of accumulated depreciation	19,086		17,099		3,512		2,100		22,711
Other intangibles, net of accumulated depreciation					600				600
Prepaid expenses and other assets			110		122		56		288
Accounts payable, accrued expenses and other payables			(1,834)		(11)		(136)		(1,981)
Subtotal			141,576		22,689		21,420		185,685
Mortgage notes payable	(120,525)		(88,400)		(16,000)		(16,125)		(120,525)
Net cash paid for acquisition			53,176		6,689		5,295		65,160
Acquisition related costs			$ 3,625	[1]	$ 869	[1]	$ 395	[1]	$ 4,889	[1]

[1]	(A) Acquisition related costs are included within General and Administrative Expense on the income statement.